Goodwill And Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012		Jun. 30, 2011
Goodwill [Line Items]
Goodwill	$ 3,083	$ 3,081	$ 3,039		$ 2,933
Useful lives of intangible assets	12 years	12 years	12 years	[1]
Minimum [Member]
Goodwill [Line Items]
Useful lives of intangible assets	3 years	3 years
Maximum [Member]
Goodwill [Line Items]
Useful lives of intangible assets	20 years	20 years
Medical Systems [Member]
Goodwill [Line Items]
Goodwill	2,105	2,103	2,066
Procedural Solutions [Member]
Goodwill [Line Items]
Goodwill	$ 978	$ 978	$ 973

[1]	Amounts have been adjusted for discontinued operations. See note 2 to the consolidated financial statements.